Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Industrials Portfolio
May 31, 2024
CYC-NPRT1-0724
1.802164.120
Common Stocks - 99.5%
	Shares	Value ($)
Aerospace & Defense - 23.0%
Aerospace & Defense - 23.0%
Axon Enterprise, Inc. (a)	2,800	788,676
General Dynamics Corp.	46,100	13,819,397
General Electric Co.	235,303	38,857,937
Howmet Aerospace, Inc.	316,237	26,769,462
Huntington Ingalls Industries, Inc.	15,200	3,847,120
Loar Holdings, Inc.	600	34,182
Lockheed Martin Corp.	9,023	4,243,878
The Boeing Co. (a)	140,448	24,944,969
TransDigm Group, Inc.	18,237	24,496,486
		137,802,107
Air Freight & Logistics - 3.6%
Air Freight & Logistics - 3.6%
FedEx Corp.	84,500	21,459,620
Building Products - 10.0%
Building Products - 10.0%
Carlisle Companies, Inc.	21,200	8,867,748
Fortune Brands Innovations, Inc.	47,300	3,313,838
Johnson Controls International PLC	114,200	8,212,122
Simpson Manufacturing Co. Ltd.	34,580	5,737,514
The AZEK Co., Inc. (a)	201,300	9,654,348
Trane Technologies PLC	73,335	24,014,279
		59,799,849
Commercial Services & Supplies - 2.9%
Diversified Support Services - 0.8%
Cintas Corp.	7,700	5,220,369
Environmental & Facilities Services - 2.1%
Waste Connections, Inc. (United States)	76,300	12,537,616
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,757,985
Construction & Engineering - 4.1%
Construction & Engineering - 4.1%
Comfort Systems U.S.A., Inc.	9,500	3,109,730
Quanta Services, Inc.	47,600	13,134,744
Willscot Mobile Mini Holdings (a)	206,500	8,142,295
		24,386,769
Construction Materials - 1.1%
Construction Materials - 1.1%
Eagle Materials, Inc.	27,774	6,454,400
Electrical Equipment - 11.1%
Electrical Components & Equipment - 9.2%
AMETEK, Inc.	80,620	13,671,540
Eaton Corp. PLC	69,500	23,133,075
Regal Rexnord Corp.	97,770	14,620,526
Vertiv Holdings Co.	38,600	3,785,502
		55,210,643
Heavy Electrical Equipment - 1.9%
GE Vernova LLC	66,050	11,618,195
TOTAL ELECTRICAL EQUIPMENT		66,828,838
Ground Transportation - 13.7%
Cargo Ground Transportation - 5.8%
Knight-Swift Transportation Holdings, Inc. Class A	257,100	12,405,075
Saia, Inc. (a)	34,700	14,208,956
XPO, Inc. (a)	80,100	8,569,098
		35,183,129
Passenger Ground Transportation - 2.5%
Uber Technologies, Inc. (a)	234,000	15,107,040
Rail Transportation - 5.4%
CSX Corp.	72,669	2,452,579
Union Pacific Corp.	127,800	29,754,396
		32,206,975
TOTAL GROUND TRANSPORTATION		82,497,144
Household Durables - 1.3%
Homebuilding - 1.3%
TopBuild Corp. (a)	18,100	7,564,895
Machinery - 20.6%
Agricultural & Farm Machinery - 1.2%
Deere & Co.	19,100	7,157,916
Construction Machinery & Heavy Transportation Equipment - 1.8%
Caterpillar, Inc.	32,100	10,866,492
Industrial Machinery & Supplies & Components - 17.6%
Chart Industries, Inc. (a)(b)	72,000	11,306,160
Dover Corp.	104,381	19,187,315
Fortive Corp.	37,011	2,755,099
Ingersoll Rand, Inc.	303,964	28,283,850
ITT, Inc.	141,500	18,802,520
Parker Hannifin Corp.	47,200	25,087,744
		105,422,688
TOTAL MACHINERY		123,447,096
Professional Services - 3.3%
Research & Consulting Services - 3.3%
KBR, Inc.	127,500	8,371,650
Leidos Holdings, Inc.	79,289	11,659,447
		20,031,097
Trading Companies & Distributors - 4.8%
Trading Companies & Distributors - 4.8%
United Rentals, Inc.	21,800	14,593,138
W.W. Grainger, Inc.	8,509	7,840,703
Watsco, Inc.	13,000	6,173,700
		28,607,541
TOTAL COMMON STOCKS (Cost $440,401,060)		596,637,341

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	3,177,914	3,178,549
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	6,813,119	6,813,800
TOTAL MONEY MARKET FUNDS (Cost $9,992,349)		9,992,349

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $450,393,409)	606,629,690
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(6,895,524)
NET ASSETS - 100.0%	599,734,166

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,875,738	34,666,818	45,363,969	45,948	(38)	-	3,178,549	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	437,175	30,537,953	24,161,328	1,656	-	-	6,813,800	0.0%
Total	14,312,913	65,204,771	69,525,297	47,604	(38)	-	9,992,349

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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